Investment Portfolioas of February 28, 2023 (Unaudited)
DWS Municipal Income Trust
	Principal Amount ($)	Value ($)

Municipal Investments 143.2%
Alabama 0.4%
Alabama, UAB Medicine Finance Authority Revenue, Series B2, 5.0%, 9/1/2041	1,625,000	1,676,165
Alaska 1.8%
Alaska, Industrial Development & Export Authority, Tanana Chiefs Conference Project, Series A, 4.0%, 10/1/2044	5,410,000	4,940,920
Alaska, Northern Tobacco Securitization Corp., Tobacco Settlement Revenue, “1”, Series A, 4.0%, 6/1/2050	2,250,000	1,969,070
		6,909,990
Arizona 2.7%
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2037, GTY: Citigroup Global Markets	1,050,000	1,072,421
5.5%, 12/1/2029, GTY: Citigroup Global Markets	1,400,000	1,491,694
Arizona, State University, Green Bond, Series A, 5.0%, 7/1/2043	5,900,000	6,334,681
Maricopa County, AZ, Industrial Development Authority, Hospital Revenue, Series A, 5.0%, 9/1/2042	1,000,000	1,024,164
Phoenix, AZ, Civic Improvement Corp., Rental Car Facility Revenue, Series A, 4.0%, 7/1/2045	500,000	457,387
		10,380,347
California 13.5%
California, Golden State Tobacco Securitization Corp., Tobacco Settlement:
Series A-1, Prerefunded, 5.0%, 6/1/2034	2,500,000	2,795,002
Series A-1, Prerefunded, 5.0%, 6/1/2035	2,500,000	2,795,002
California, Housing Finance Agency, Municipal Certificates, “A”, Series 2021-1, 3.5%, 11/20/2035	1,085,412	1,022,238
California, Morongo Band of Mission Indians Revenue, Series B, 144A, 5.0%, 10/1/2042	345,000	342,475
California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034, GTY: Citigroup Global Markets	3,180,000	3,947,310
California, State General Obligation, 5.0%, 11/1/2043	5,000,000	5,043,114
California, State Municipal Finance Authority Revenue, LAX Integrated Express Solutions LLC, LINXS Apartment Project:
Series A, AMT, 5.0%, 12/31/2043	1,825,000	1,830,484
Series A, AMT, 5.0%, 6/1/2048	240,000	237,025
California, Tobacco Securitization Authority, Tobacco Settlement Revenue, San Diego County Tobacco Asset Securitization Corp., Series A, 5.0%, 6/1/2048	700,000	718,485
Long Beach, CA, Harbor Revenue, Series D, 5.0%, 5/15/2039	1,065,000	1,101,190
Los Angeles, CA, Department of Airports Revenue:
Series C, AMT, 5.0%, 5/15/2044	3,750,000	3,826,729
Series A, AMT, 5.0%, 5/15/2045	1,250,000	1,303,504
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series A, AMT, 5.0%, 5/15/2044	6,430,000	6,592,021
San Diego County, CA, Regional Airport Authority Revenue, Series B, AMT, Prerefunded, 5.0%, 7/1/2043	7,000,000	7,035,442
San Diego, CA, Unified School District, Election 2012, Series C, Prerefunded, 5.0%, 7/1/2035	4,700,000	4,730,033

San Diego, CA, Unified School District, Proposition Z Bonds, Series M2, 3.0%, 7/1/2050	2,000,000	1,474,346
San Francisco City & County, CA, Airports Commission, International Airport Revenue, Series D, AMT, 5.0%, 5/1/2048	2,965,000	3,013,713
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series E, 5.0%, 5/1/2045	5,000,000	5,128,160
		52,936,273
Colorado 7.4%
Colorado, State Health Facilities Authority Revenue, School Health Systems, Series A, Prerefunded, 5.5%, 1/1/2035	5,450,000	5,547,309
Colorado, State Health Facilities Authority, Hospital Revenue, CommonSpirit Health Obligation Group, Series A-1, 4.0%, 8/1/2044	9,960,000	8,961,710
Colorado, State Health Facilities Authority, Hospital Revenue, Covenant Retirement Communities Obligated Group, Series A, 5.0%, 12/1/2048	1,305,000	1,277,663
Denver, CO, City & County Airport Revenue:
Series A, AMT, 5.0%, 12/1/2048	10,110,000	10,251,742
Series A, AMT, 5.25%, 11/15/2043	2,400,000	2,411,756
Denver, CO, Health & Hospital Authority, Healthcare Revenue, Series A, 4.0%, 12/1/2040	450,000	396,550
		28,846,730
Delaware 0.4%
Delaware, State Economic Development Authority, Retirement Communities Revenue, Acts Retirement Life Communities, Series B, 5.0%, 11/15/2048	1,750,000	1,655,507
District of Columbia 2.1%
District of Columbia, International School Revenue, 5.0%, 7/1/2039	500,000	505,269
District of Columbia, KIPP Project Revenue, 4.0%, 7/1/2049	2,405,000	1,942,842
District of Columbia, Metropolitan Airport Authority Systems Revenue:
Series A, AMT, 5.0%, 10/1/2038	800,000	801,825
Series A, AMT, 5.0%, 10/1/2043	3,400,000	3,402,291
District of Columbia, Metropolitan Airport Authority, Dulles Toll Road Revenue, Dulles Metrorail & Capital Improvement Project, Series B, 4.0%, 10/1/2049	1,590,000	1,426,118
		8,078,345
Florida 13.7%
Brevard County, FL, Health Facilities Authority, Hospital Revenue, Health First, Inc., Series A, 4.0%, 4/1/2052	2,500,000	2,237,128
Broward County, FL, Airport Systems Revenue, Series A, AMT, 4.0%, 10/1/2049	345,000	311,384
Clay County, FL, Sales Surtax Revenue, 4.0%, 10/1/2039	1,650,000	1,615,117
Davie, FL, Educational Facilities Revenue, Nova Southeastern University Project, 5.0%, 4/1/2048	1,665,000	1,698,041
Florida, Development Finance Corp., Educational Facilities Revenue, Mater Academy Projects:
Series A, 5.0%, 6/15/2047	2,900,000	2,707,665
Series A, 5.0%, 6/15/2052	270,000	247,730
Series A, 5.0%, 6/15/2055	1,540,000	1,409,274
Series A, 5.0%, 6/15/2056	440,000	401,624
Florida, Development Finance Corp., Brightline Florida Passenger Rail Expansion Project, Series A, AMT, 2.9% (a), 12/1/2056	600,000	599,362
Florida, Development Finance Corp., Educational Facilities Revenue, River City Science Academy Project:
Series A-1, 5.0%, 7/1/2042	60,000	60,089
Series B, 5.0%, 7/1/2042	60,000	60,089
Series A-1, 5.0%, 7/1/2051	55,000	53,527
Series B, 5.0%, 7/1/2051	85,000	82,724
Series A-1, 5.0%, 2/1/2057	80,000	76,614

Series B, 5.0%, 7/1/2057	90,000	86,172
Florida, State Atlantic University Finance Corp., Capital Improvements Revenue, Student Housing Project, Series B, 4.0%, 7/1/2044	2,525,000	2,318,244
Florida, State Higher Educational Facilities Financial Authority Revenue, Florida Institute of Technology, Series A, 4.0%, 10/1/2044	1,000,000	852,279
Greater Orlando, FL, Aviation Authority Airport Facilities Revenue:
Series A, AMT, 5.0%, 10/1/2042	1,490,000	1,517,454
Series A, AMT, 5.0%, 10/1/2047	965,000	976,871
Hillsborough County, FL, Aviation Authority, Tampa International Airport:
Series A, AMT, 4.0%, 10/1/2052	1,710,000	1,536,332
Series A, AMT, 5.0%, 10/1/2048	2,500,000	2,534,239
Miami-Dade County, FL, Aviation Revenue:
Series A, AMT, 5.0%, 10/1/2035	5,000,000	5,043,869
Series B, AMT, 5.0%, 10/1/2040	2,360,000	2,415,588
Miami-Dade County, FL, Expressway Authority, Toll Systems Revenue, Series A, 5.0%, 7/1/2035, INS: AGMC	3,000,000	3,031,322
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children's Hospital, 5.0%, 8/1/2047	3,335,000	3,387,954
Miami-Dade County, FL, Seaport Revenue, Series A, AMT, 5.25%, 10/1/2052	640,000	668,183
Miami-Dade County, FL, Transit System, Series A, 4.0%, 7/1/2050	5,000,000	4,610,367
Osceola County, FL, Transportation Revenue, Series A-1, 4.0%, 10/1/2054	3,000,000	2,526,448
Palm Beach County, FL, Health Facilities Authority, Acts Retirement-Life Communities, Inc., Series A, 5.0%, 11/15/2045	3,100,000	2,969,902
Palm Beach County, FL, Health Facilities Authority, Jupiter Medical Center, Series A, 5.0%, 11/1/2052	600,000	600,688
Tallahassee, FL, Health Facilities Revenue, Memorial Healthcare, Inc. Project, Series A, 5.0%, 12/1/2055	2,045,000	2,035,429
Tampa, FL, The University of Tampa Project, Series A, 4.0%, 4/1/2050	3,775,000	3,353,214
Tampa, FL, Water & Waste Water System Revenue, Series A, 5.25%, 10/1/2057	1,500,000	1,682,362
		53,707,285
Georgia 7.9%
Atlanta, GA, Airport Passenger Facility Charge Revenue, Series D, AMT, 4.0%, 7/1/2038	2,000,000	1,939,483
Cobb County, GA, Kennestone Hospital Authority, Revenue Anticipation Certificates, Wellstar Health System, Inc. Project, Series A, 4.0%, 4/1/2052	620,000	548,507
Fulton County, GA, Development Authority Hospital Revenue, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2042	1,055,000	1,080,393
Fulton County, GA, Development Authority Hospital Revenue, Wellstar Health System, Obligated Inc. Project, Series A, 4.0%, 4/1/2050	1,320,000	1,181,744
George L Smith II, GA, Congress Center Authority, Convention Center Hotel First Tier, Series A, 4.0%, 1/1/2054	3,640,000	2,888,352
Georgia, Glynn-Brunswick Memorial Hospital Authority, Anticipation Certificates, Southeast Georgia Health System Project, 5.0%, 8/1/2047	465,000	466,304
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co.	5,000,000	5,080,928
Series A, 5.5%, 9/15/2028, GTY: Merrill Lynch & Co.	10,000,000	10,630,795
Georgia, Main Street Natural Gas, Inc., Gas Supply Revenue, Series B, 5.0% (a), 7/1/2053, GTY: Royal Bank of Canada	3,110,000	3,288,690
Georgia, Municipal Electric Authority Revenue, Project One:
Series A, 5.0%, 1/1/2035	1,010,000	1,034,603
Series A, 5.0%, 1/1/2049	1,000,000	1,014,332
Georgia, Private Colleges & Universities Authority Revenue, Mercer University Project, 4.0%, 10/1/2047	1,800,000	1,637,627
		30,791,758
Hawaii 0.4%
Hawaii, State Airports Systems Revenue, Series A, AMT, 5.0%, 7/1/2041	1,490,000	1,506,637

Illinois 10.8%
Chicago, IL, General Obligation:
Series A, 5.0%, 1/1/2044	800,000	779,734
Series A, 5.5%, 1/1/2049	450,000	460,966
Series A, 6.0%, 1/1/2038	405,000	425,111
Chicago, IL, Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Series B, Zero Coupon, 6/15/2044, INS: AGMC	2,500,000	884,613
Chicago, IL, O'Hare International Airport Revenue, Series A, AMT, 5.5%, 1/1/2055	1,355,000	1,438,670
Chicago, IL, O'Hare International Airport Revenue, Senior Lien, Series D, AMT, 5.0%, 1/1/2047	6,785,000	6,855,774
Chicago, IL, O'Hare International Airport, Special Facility Revenue, AMT, 5.0%, 7/1/2048	395,000	391,209
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien:
Series A, 4.0%, 12/1/2050	465,000	404,870
Series A, 5.0%, 12/1/2052	3,000,000	3,078,014
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Capital Appreciation-McCormick, Series A, Zero Coupon, 6/15/2036, INS: NATL	3,500,000	1,898,343
Illinois, State Finance Authority Revenue, Bradley University Project, Series A, 4.0%, 8/1/2051	3,000,000	2,460,578
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, 5.0%, 11/15/2045	1,745,000	1,736,015
Illinois, State Finance Authority Revenue, University of Chicago, Series A, 5.0%, 10/1/2038	4,445,000	4,518,879
Illinois, State General Obligation:
4.0%, 6/1/2033	2,400,000	2,374,901
Series C, 4.0%, 10/1/2037	2,500,000	2,350,702
Series B, 5.0%, 10/1/2033	1,970,000	2,053,008
Series A, 5.0%, 5/1/2034	3,500,000	3,631,592
Series A, 5.0%, 5/1/2043	1,000,000	1,011,722
Series A, 5.0%, 3/1/2046	335,000	338,519
5.5%, 5/1/2039	1,915,000	2,035,811
5.75%, 5/1/2045	735,000	779,480
Illinois, State Toll Highway Authority, Series A, 5.0%, 1/1/2044	1,535,000	1,614,696
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2040, INS: AGMC	970,000	992,162
		42,515,369
Indiana 4.6%
Indiana, Finance Authority Revenue, DePauw University, Series A, 5.5%, 7/1/2052	4,000,000	4,167,371
Indiana, State Finance Authority Revenue, BHI Senior Living Obligated Group, 5.0%, 11/15/2053	2,965,000	2,661,525
Indiana, State Finance Authority, Health Facilities Revenue, Baptist Healthcare System, Series A, 5.0%, 8/15/2051	3,500,000	3,523,381
Indiana, State Finance Authority, Hospital Revenue, Parkview Health System Obligated Group, Series A, 5.0%, 11/1/2043	7,000,000	7,157,509
Indiana, State Housing & Community Development Authority, Single Family Mortgage Revenue, Series C-1, 5.0%, 7/1/2053	360,000	374,184
		17,883,970
Iowa 0.3%
Iowa, Higher Education Loan Authority, Des Moines University Project, 5.375%, 10/1/2052	485,000	501,157
Iowa, State Higher Education Loan Authority Revenue, Private College Facility, Des Moines University Project, 4.0%, 10/1/2045	885,000	777,148
		1,278,305

Kentucky 0.9%
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc., Obligated Group:
Series A, 5.0%, 6/1/2045	320,000	320,730
Series A, 5.25%, 6/1/2041	480,000	489,888
Louisville & Jefferson County, KY, Metro Government Hospital Revenue, UOFL Health Project:
Series A, 5.0%, 5/15/2047	610,000	619,064
Series A, 5.0%, 5/15/2052	1,960,000	1,960,713
		3,390,395
Louisiana 2.4%
Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project, 5.0%, 5/15/2047	6,000,000	6,052,986
Louisiana, Public Facilities Authority Revenue, Tulane University, Series A, 5.0%, 10/15/2052	1,155,000	1,223,321
New Orleans, LA, Aviation Board Special Facility Revenue, Parking Facilities Corp., Consol Garage System:
Series A, 5.0%, 10/1/2043, INS: AGMC	1,020,000	1,066,706
Series A, 5.0%, 10/1/2048, INS: AGMC	1,140,000	1,183,925
		9,526,938
Maryland 2.7%
Maryland, Stadium Authority Built To Learn Revenue, Series A, 4.0%, 6/1/2047	2,670,000	2,448,641
Maryland, State Economic Development Corp., Student Housing Revenue, Morgan State University Project:
5.0%, 7/1/2056	2,550,000	2,493,160
Series A, 5.75%, 7/1/2053	575,000	610,323
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare, Obligated Group, Series A, 5.5%, 1/1/2046	745,000	749,691
Maryland, State Health & Higher Educational Facilities Authority Revenue, Broadmead Inc.:
Series A, 5.0%, 7/1/2043	1,250,000	1,262,724
Series A, 5.0%, 7/1/2048	3,000,000	3,015,119
		10,579,658
Massachusetts 2.1%
Massachusetts, Educational Financing Authority, Issue M:
Series C, AMT, 3.0%, 7/1/2051	4,180,000	2,771,098
Series B, AMT, 3.625%, 7/1/2038	1,365,000	1,242,097
Series C, AMT, 4.125%, 7/1/2052	2,000,000	1,640,800
Massachusetts, State Development Finance Agency Revenue, Northeastern University, Series A, 5.25%, 3/1/2037	2,500,000	2,541,978
		8,195,973
Michigan 2.2%
Michigan, State Finance Authority Ltd. Obligation Revenue, Albion College:
4.0%, 12/1/2046	410,000	340,198
4.0%, 12/1/2051	420,000	337,179
Michigan, State Finance Authority Revenue, Tobacco Settlement Revenue, “1”, Series A, 4.0%, 6/1/2049	260,000	221,331
Michigan, State Finance Authority, Hospital Revenue, McLaren Health Care, Series A, 4.0%, 2/15/2047	4,000,000	3,628,100
Michigan, Strategic Fund, 75 Improvement P3 Project, AMT, 5.0%, 6/30/2048	2,200,000	2,151,253
Wayne County, MI, Airport Authority Revenue, Series F, AMT, 5.0%, 12/1/2034	2,000,000	2,038,357
		8,716,418

Minnesota 3.3%
Duluth, MN, Economic Development Authority, Health Care Facilities Revenue, Essentia Health Obligated Group:
Series A, 5.0%, 2/15/2048	1,800,000	1,827,766
Series A, 5.0%, 2/15/2053	5,060,000	5,113,162
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, 5.0%, 11/15/2049	1,220,000	1,238,551
Rochester, MN, Health Care Facilities Revenue, Mayo Clinic, Series B, 5.0%, 11/15/2035	4,000,000	4,707,388
		12,886,867
Missouri 0.2%
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services:
4.0%, 2/1/2042	545,000	439,122
Series A, 5.0%, 2/1/2046	335,000	308,405
		747,527
Nebraska 0.3%
Douglas County, NE, Hospital Authority No.2, Health Facilities, Children's Hospital Obligated Group, 5.0%, 11/15/2047	1,330,000	1,352,195
New Hampshire 0.5%
New Hampshire, Business Finance Authority Revenue, Series 2022-2, 4.0%, 10/20/2036	2,238,735	2,090,981
New Jersey 5.8%
Camden Country, NJ, Improvement Authority School Revenue, KIPP Cooper Norcross Obligated Group, 6.0%, 6/15/2062	1,400,000	1,458,209
New Jersey, Economic Development Authority, Self Designated Social Bonds:
Series QQQ, 4.0%, 6/15/2046	115,000	104,813
Series QQQ, 4.0%, 6/15/2050	115,000	104,222
New Jersey, State Covid-19 General Obligation Emergency Bonds, Series A, 4.0%, 6/1/2030	430,000	460,050
New Jersey, State Economic Development Authority Revenue, Series BBB, Prerefunded, 5.5%, 6/15/2030	2,690,000	2,931,504
New Jersey, State Economic Development Authority Revenue, The Goethals Bridge Replacement Project, Series A, AMT, 5.125%, 7/1/2042, INS: AGMC	1,250,000	1,256,861
New Jersey, State Economic Development Authority, State Government Buildings Project:
Series A, 5.0%, 6/15/2042	345,000	353,840
Series A, 5.0%, 6/15/2047	385,000	393,223
New Jersey, State Educational Facilities Authority Revenue, Steven Institute of Technology, Series A, 4.0%, 7/1/2050	995,000	865,385
New Jersey, State Educational Facilities Authority Revenue, Stockton University, Series A, 5.0%, 7/1/2041	685,000	692,333
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue, Series B, AMT, 2.5%, 12/1/2040	415,000	342,968
New Jersey, State Transportation Trust Fund Authority, Series AA, 4.0%, 6/15/2045	435,000	398,870
New Jersey, State Transportation Trust Fund Authority, Transportation Program, Series AA, 5.0%, 6/15/2046	5,600,000	5,736,915
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series AA, 4.0%, 6/15/2050	3,320,000	3,008,842
Series A, 5.0%, 12/15/2034	1,855,000	1,981,960
Series A, 5.0%, 12/15/2036	475,000	500,333
New Jersey, State Turnpike Authority Revenue, Series B, 5.0%, 1/1/2040	65,000	68,394

New Jersey, Tobacco Settlement Financing Corp., Series A, 5.25%, 6/1/2046	1,315,000	1,359,303
South Jersey, NJ, Transportation Authority System Revenue, Series A, 5.25%, 11/1/2052	800,000	822,287
		22,840,312
New York 12.2%
New York, Metropolitan Transportation Authority Revenue:
Series A-1, 4.0%, 11/15/2044	1,000,000	881,437
Series A-1, 4.0%, 11/15/2045	1,000,000	876,009
Series C, 5.0%, 11/15/2038	6,000,000	5,982,838
Series D, 5.0%, 11/15/2038	1,090,000	1,086,882
Series C, 5.0%, 11/15/2042	5,000,000	4,975,053
Series A-1, 5.25%, 11/15/2039	4,000,000	4,005,152
Series C-1, 5.25%, 11/15/2055	520,000	532,701
New York, Metropolitan Transportation Authority Revenue, Green Bond, Series A-1, 5.0%, 11/15/2048	2,000,000	2,016,960
New York, Port Authority of New York & New Jersey Consolidated, One Hundred Eighty-Fourth:
5.0%, 9/1/2036	205,000	208,932
5.0%, 9/1/2039	510,000	517,551
New York, State Dormitory Authority Revenues, Non-State Supported Debt, The New School:
Series A, 4.0%, 7/1/2047	150,000	130,376
Series A, 4.0%, 7/1/2052	175,000	148,519
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport C&D Redevelopment, Series A, AMT, 5.0%, 1/1/2031	450,000	464,721
New York, State Transportation Development Corp., Special Facilities Revenue, Terminal 4 John F. Kennedy, International Project, AMT, 5.0%, 12/1/2041	265,000	270,367
New York, State Urban Development Corp. Revenue, Personal Income Tax, Series A, 4.0%, 3/15/2045	8,830,000	8,373,308
New York, State Urban Development Corp. Revenue, State Personal Income Tax, Series C, 5.0%, 3/15/2047	3,500,000	3,726,340
New York, State Urban Development Corp., Income Tax, Series A, 3.0%, 3/15/2050	2,000,000	1,479,649
New York, State Urban Development Corp., State Personal Income Tax Revenue, Series C, 3.0%, 3/15/2048	3,475,000	2,611,224
New York, TSASC, Inc., Series A, 5.0%, 6/1/2041	150,000	152,744
New York City, NY, General Obligation, Series A-1, 4.0%, 8/1/2042	3,500,000	3,370,724
New York City, NY, Housing Development Corp., Series C-1, 4.25%, 11/1/2052	3,000,000	2,707,802
New York, NY, General Obligation:
Series D-4, 2.45% (b), 3/1/2023, LOC: TD Bank NA	200,000	200,000
Series B-1, 5.25%, 10/1/2047	500,000	550,264
Port Authority of New York & New Jersey, Series 207, AMT, 5.0%, 9/15/2048	1,875,000	1,909,420
Port Authority of New York & New Jersey, One Hundred Ninety-Third, AMT, 5.0%, 10/15/2035	800,000	811,412
		47,990,385
North Carolina 0.2%
North Carolina, Charlotte-Mecklenburg Hospital Authority, Atrium Health Obligated Group, Series E, 2.58% (b), 3/1/2023, LOC: Royal Bank of Canada	920,000	920,000
Ohio 2.3%
Buckeye, OH, Tobacco Settlement Financing Authority, “1”, Series A, 4.0%, 6/1/2048	1,995,000	1,746,880
Chillicothe, OH, Hospital Facilities Revenue, Adena Health System Obligated Group Project, 5.0%, 12/1/2047	1,785,000	1,800,059
Franklin County, OH, Trinity Health Corp. Revenue, Series 2017, 5.0%, 12/1/2046	2,950,000	3,003,528
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, 5.25%, 11/15/2046	2,320,000	2,342,810
		8,893,277

Oregon 0.9%
Oregon, Portland Airport Revenue, Series 25B, AMT, 5.0%, 7/1/2049	3,335,000	3,408,880
Pennsylvania 8.0%
Allegheny County, PA, Hospital Development Authority, Allegheny Health Network Obligated Group, Series A, 5.0%, 4/1/2047	3,090,000	3,133,099
Pennsylvania, Certificate of Participations, Series A, 5.0%, 7/1/2043	460,000	481,069
Pennsylvania, Commonwealth Financing Authority, Series A, 5.0%, 6/1/2035	1,560,000	1,601,129
Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds:
5.0%, 6/1/2034	750,000	800,398
5.0%, 6/1/2035	375,000	397,909
Pennsylvania, Economic Development Financing Authority, Series A, 4.0%, 10/15/2051	3,000,000	2,683,952
Pennsylvania, Geisinger Authority Health System Revenue, Series A-1, 5.0%, 2/15/2045	20,000	20,360
Pennsylvania, State Economic Development Financing Authority, The Penndot Major Bridges, AMT, 6.0%, 6/30/2061	3,500,000	3,808,978
Pennsylvania, State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health System, 5.0%, 8/15/2049	5,000,000	5,140,918
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue, Series 141A, 5.75%, 10/1/2053	960,000	1,034,400
Pennsylvania, State Turnpike Commission Revenue:
Series A, 5.0%, 12/1/2038	2,030,000	2,076,193
Series B-1, 5.0%, 6/1/2042	2,000,000	2,065,535
Series A, 5.0%, 12/1/2044	4,665,000	4,867,886
Series B, 5.0%, 12/1/2051	665,000	694,604
Philadelphia, PA, Airport Revenue, Series B, AMT, 5.0%, 7/1/2047	915,000	925,676
Philadelphia, PA, School District, Series B, 5.0%, 9/1/2043	1,500,000	1,572,334
		31,304,440
South Carolina 4.8%
Charleston County, SC, Airport District, Airport System Revenue, Series A, AMT, Prerefunded, 5.875%, 7/1/2032	6,560,000	6,612,523
South Carolina, State Ports Authority Revenue, Series B, AMT, 4.0%, 7/1/2059	6,000,000	5,222,056
South Carolina, State Public Service Authority Revenue, Series E, 5.25%, 12/1/2055	4,000,000	4,026,191
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, Prerefunded, 5.75%, 12/1/2043	3,000,000	3,055,949
		18,916,719
South Dakota 0.2%
Lincon County, SD, Economic Development Revenue, Augustana College Association Project:
Series A, 4.0%, 8/1/2051	375,000	295,015
Series A, 4.0%, 8/1/2056	250,000	190,186
Series A, 4.0%, 8/1/2061	325,000	239,691
		724,892
Tennessee 1.0%
Greeneville, TN, Health & Educational Facilities Board Hospital Revenue, Ballad Health Obligation Group:
Series A, 5.0%, 7/1/2036	1,040,000	1,090,327
Series A, 5.0%, 7/1/2044	1,600,000	1,625,264
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board Revenue, Blakeford At Green Hills Corp., Series A, 4.0%, 11/1/2045	1,500,000	1,185,768
		3,901,359

Texas 18.2%
Central Texas, Regional Mobility Authority Revenue, Senior Lien:
Series A, Prerefunded, 5.0%, 1/1/2040	1,155,000	1,204,191
Series E, 5.0%, 1/1/2045	300,000	316,151
Clifton, TX, Higher Education Finance Corp., Idea Public Schools, Series T, 4.0%, 8/15/2042	400,000	381,683
Houston, TX, Airport System Revenue, Series A, AMT, 5.0%, 7/1/2041	2,250,000	2,304,023
Newark, TX, Higher Education Finance Corp., Texas Revenue, Abilene Christian University Project, Series A, 4.0%, 4/1/2057	3,000,000	2,550,970
North Texas, Tollway Authority Revenue:
5.0%, 1/1/2048	4,710,000	4,879,763
5.0%, 1/1/2050	1,435,000	1,484,859
San Antonio, TX, Education Facilities Corp. Revenue, University of the Incarnate Word Project:
Series A, 4.0%, 4/1/2046	1,520,000	1,270,369
Series A, 4.0%, 4/1/2051	3,000,000	2,425,628
Series A, 4.0%, 4/1/2054	790,000	626,366
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Christus Health Obligated Group, Series B, 5.0%, 7/1/2048	5,000,000	5,127,379
Temple, TX, Tax Increment, Reinvestment Zone No. 1:
Series A, 4.0%, 8/1/2039, INS: BAM	165,000	162,189
Series A, 4.0%, 8/1/2041, INS: BAM	200,000	188,971
Texas, Dallas/Fort Worth International Airport Revenue, Series F, 5.25%, 11/1/2033	3,500,000	3,543,295
Texas, Grand Parkway Transportation Corp., System Toll Revenue:
Series C, 4.0%, 10/1/2049	3,690,000	3,357,449
Series B, Prerefunded, 5.0%, 4/1/2053	3,500,000	3,537,187
Series B, Prerefunded, 5.25%, 10/1/2051	5,000,000	5,060,254
Texas, Lower Colorado River Authority, LCRA Transmission Services Corp., Project, 5.0%, 5/15/2048	6,250,000	6,478,994
Texas, New Hope Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Westminster Project:
4.0%, 11/1/2049	270,000	199,450
4.0%, 11/1/2055	305,000	216,383
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Mobility Partners Segments LLC, AMT, 5.0%, 6/30/2058	3,000,000	2,950,892
Texas, Regional Mobility Authority Revenue, Senior Lien, Series B, 4.0%, 1/1/2051	7,815,000	7,059,091
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2025, GTY: Goldman Sachs Group, Inc.	7,250,000	7,427,589
Texas, State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co.	2,755,000	2,875,729
Texas, State Transportation Commission, Turnpike Systems Revenue, Series C, 5.0%, 8/15/2034	1,235,000	1,255,091
Texas, State Water Development Board Revenue, State Water Implementation Revenue Fund, Series A, 4.0%, 10/15/2049	1,815,000	1,714,902
Texas, University of Texas Revenue, Series B, 5.0%, 8/15/2049	2,250,000	2,590,346
		71,189,194
Utah 0.8%
Salt Lake City, UT, Airport Revenue:
Series A, AMT, 5.0%, 7/1/2043	960,000	979,106
Series A, AMT, 5.0%, 7/1/2048	575,000	582,549
Utah, Infrastructure Agency Telecommunications & Franchise Tax Revenue, Pleasant Gove City Project:
4.0%, 10/15/2041	1,000,000	935,315
4.0%, 10/15/2048	680,000	604,810
		3,101,780

Virginia 1.5%
Stafford County, VA, Economic Development Authority, Hospital Facilities Revenue, Mary Washington Healthcare:
Series A, 5.0%, 10/1/2042	140,000	147,412
Series A, 5.0%, 10/1/2047	465,000	483,746
Series A, 5.0%, 10/1/2052	600,000	620,567
Virginia, Small Business Financing Authority Revenue, 95 Express Lanes LLC Project, AMT, 4.0%, 1/1/2048	560,000	469,112
Virginia, Small Business Financing Authority, Elizabeth River Crossings OPCO LLC Project, AMT, 4.0%, 1/1/2039	575,000	532,581
Virginia, Small Business Financing Authority, I-495 Hot Lanes Project, AMT, 5.0%, 12/31/2057	315,000	315,492
Virginia, Small Business Financing Authority, Private Activity Revenue, Transform 66 P3 Project, AMT, 5.0%, 12/31/2052	3,435,000	3,424,195
		5,993,105
Washington 2.6%
Washington, Port of Seattle Revenue:
Series A, AMT, 5.0%, 5/1/2043	1,935,000	1,962,166
AMT, 5.0%, 4/1/2044	2,000,000	2,067,581
Washington, State Convention Center Public Facilities District, 5.0%, 7/1/2043	6,000,000	5,760,110
Washington, State Housing Finance Commission Municipal Certificates, “A”, Series A-1, 3.5%, 12/20/2035	599,427	548,975
		10,338,832
West Virginia 1.0%
West Virginia, State Hospital Finance Authority, State University Health System Obligated Group:
Series A, 5.0%, 6/1/2042	2,015,000	2,038,742
Series A, 5.0%, 6/1/2047	2,010,000	2,022,262
		4,061,004
Wisconsin 3.0%
Wisconsin, Public Finance Authority Revenue, Triad Educational Services Ltd., Series 2021 A, 4.0%, 6/15/2061	5,200,000	3,779,730
Wisconsin, Public Finance Authority, Eastern Michigan University, Series A-1, 5.625%, 7/1/2055, INS: BAM	1,230,000	1,335,496
Wisconsin, Public Finance Authority, Fargo-Moorhead Metropolitan Area Flood Risk Management Project, AMT, 4.0%, 9/30/2051	4,590,000	3,647,667
Wisconsin, Public Finance Authority, Hospital Revenue, Series A, 5.0%, 10/1/2044	2,925,000	2,969,182
		11,732,075
Guam 0.1%
Guam, International Airport Authority Revenue:
Series C, AMT, 6.375%, 10/1/2043	255,000	259,073
Series C, AMT, Prerefunded, 6.375%, 10/1/2043	280,000	284,472
		543,545
Total Municipal Investments (Cost $580,576,808)		561,513,432

Underlying Municipal Bonds of Inverse Floaters (c) 19.2%
Florida 2.7%
Orange County, FL, School Board, Certificates of Participations, Series C, 5.0%, 8/1/2034 (d)	10,000,000	10,450,003
Trust: Florida, School Board, Series 2016-XM0182, 144A, 7.67%, 2/1/2024, Leverage Factor at purchase date: 4 to 1

Massachusetts 2.8%
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series Q, 5.0%, 7/1/2035 (d)	10,425,000	10,888,932
Trust: Massachusetts, State Development Finance Agency Revenue, Series 2016- XM0137, 144A, 7.755%, 1/1/2024, Leverage Factor at purchase date: 4 to 1
New York 5.4%
New York, State Urban Development Corp. Revenue, Personal Income Tax, Series C-3, 5.0%, 3/15/2040 (d)	10,000,000	10,630,303
Trust: New York, State Urban Development Corp. Revenue, Personal Income Tax, Series 2018-XM0580, 144A, 8.195%, 9/15/2025, Leverage Factor at purchase date: 4 to 1
New York City, NY, Transitional Finance Authority, Building AID Revenue, Series S-4A, 5.0%, 7/15/2034 (d)	7,165,000	7,882,865
Trust: New York, Transitional Finance Authority, Building AID Revenue, Series 2018-XM0620, 144A, 8.096%, 1/15/2026, Leverage Factor at purchase date: 4 to 1
New York City, NY, Transitional Finance Authority, Building AID Revenue, Series S-3, 5.0%, 7/15/2038 (d)	2,685,000	2,879,047
Trust: New York, Transitional Finance Authority, Building AID Revenue, Series 2018-XM0620, 144A, 8.113%, 1/15/2026, Leverage Factor at purchase date: 4 to 1
		21,392,215
Pennsylvania 2.8%
Pennsylvania, Southeastern Pennsylvania Transportation Authority, 5.25%, 6/1/2047 (d)	10,000,000	11,068,164
Trust: Pennsylvania, Southeastern Pennsylvania Transportation Authority, Series 2022-XM1057, 144A, 9.21%, 6/1/2030, Leverage Factor at purchase date: 4 to 1
Texas 2.8%
Texas, State General Obligation, Series B, 5.0%, 2/1/2045 (d)	10,000,000	10,972,493
Trust: Texas, State General Obligation, Series 2022-XM1063, 144A, 8.27%, 2/1/2030, Leverage Factor at purchase date: 4 to 1
Washington 2.7%
Washington, State General Obligation, Series D, 5.0%, 2/1/2035 (d)	10,000,000	10,684,575
Trust: Washington, State General Obligation, Series 2017-XM0477, 144A, 7.76%, 8/1/2024, Leverage Factor at purchase date: 4 to 1
Total Underlying Municipal Bonds of Inverse Floaters (Cost $75,502,331)		75,456,382

	Shares	Value ($)

Open-End Investment Companies 0.3%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 2.71% (e) (Cost $1,203,844)	1,203,707	1,203,587

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $657,282,983)	162.7	638,173,401
Floating Rate Notes (c)	(13.4)	(52,700,000)
Series 2020-1 VMTPS, net of deferred offering costs	(50.7)	(198,654,808)
Other Assets and Liabilities, Net	1.4	5,316,070
Net Assets Applicable to Common Shareholders	100.0	392,134,663

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
(a)
Variable or floating rate security. These securities are shown at their current rate as of February 28, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(b)
Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of February 28,
2023. Date shown reflects the earlier of demand date or stated maturity date.

(c)
Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate
Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.

(d)
Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

(e)	Current yield; not a coupon rate.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2023 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$636,969,814	$—	$636,969,814
Open-End Investment Companies	1,203,587	—	—	1,203,587
Total	$1,203,587	$636,969,814	$—	$638,173,401

(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DMIT-PH1
R-080548-2 (1/25)